SHAREHOLDERS' EQUITY (Stock Options Under the Plans by Exercise Price) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 5.25
Maximum exercise price	$ 8.60
Options outstanding at December 31, 2014
Number outstanding	766,125
Options exercisable at December 31, 2014
Number outstanding	588,525
0.7 - 1.95 [Member] | Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 0.7
Maximum exercise price	$ 1.95
Options outstanding at December 31, 2014
Number outstanding	58,150
Weighted average exercise price	$ 1.83
Weighted average remaining contractual life (in years)	1 year 11 months 23 days
Options exercisable at December 31, 2014
Number outstanding	58,150
Weighted average exercise price	$ 1.83
Weighted average remaining contractual life	1 year 11 months 23 days
2.56 - 4.86 [Member] | Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 2.56
Maximum exercise price	$ 4.86
Options outstanding at December 31, 2014
Number outstanding	345,700
Weighted average exercise price	$ 3.50
Weighted average remaining contractual life (in years)	3 years 9 months 25 days
Options exercisable at December 31, 2014
Number outstanding	305,700
Weighted average exercise price	$ 3.55
Weighted average remaining contractual life	3 years 8 months 8 days
5.0 - 8.60 [Member] | Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 5.0
Maximum exercise price	$ 8.60
Options outstanding at December 31, 2014
Number outstanding	257,125
Weighted average exercise price	$ 6.07
Weighted average remaining contractual life (in years)	4 years 1 month 13 days
Options exercisable at December 31, 2014
Number outstanding	119,875
Weighted average exercise price	$ 5.90
Weighted average remaining contractual life	3 years 6 months 25 days
10.80 - 13.16 [Member] | Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 10.80
Maximum exercise price	$ 13.16
Options outstanding at December 31, 2014
Number outstanding	105,150
Weighted average exercise price	$ 11.81
Weighted average remaining contractual life (in years)	2 years 1 month 6 days
Options exercisable at December 31, 2014
Number outstanding	104,800
Weighted average exercise price	$ 11.80
Weighted average remaining contractual life	2 years 1 month 6 days